SHARE BASED PAYMENTS (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of number of options granted
	Years Ended June 30,
	2018		2017		2016
	Number of Options	Weighted Average Exercise Price (A$)	Number of Options	Weighted Average Exercise Price (A$)	Number of Options	Weighted Average Exercise Price (A$)
Beginning of the year	26,826,063	0.29	19,395,582	0.38	19,395,582	0.38
Issued during the year	12,100,000	0.11	8,550,000	0.07	-	-
Exercised during the year	-	-	-	-	-	-
Expired during the year	(11,349,573)	0.31	(1,119,519)	0.25	-	-
Lapsed during the year	(2,360,000)	0.19	-	-	-	-

Outstanding at year end	25,216,490	0.19	26,826,063	0.29	19,395,582	0.38

Exercisable at year end	25,216,490	0.19	26,826,063	0.29	19,395,582	0.38

Schedule of options outstanding
			Exercise Price	Share options	Share options
Series	Grant Date	Expiry Date	$A	2018	2017
PBTAA	October 25, 2013	October 24, 2018	0.61	200,000	200,000
PBTAB	October 3, 2014	October 2, 2018	0.34	-	1,000,000
PBTAC	June 26, 2013	June 25, 2018	0.37	-	1,649,573
PBTAD	November 4, 2013	November 3, 2018	0.73	200,000	360,000
PBTAE	December 13, 2013	December 11, 2018	1.04	1,200,000	1,200,000
PBTAF	February 7, 2014	February 5, 2019	1.12	100,000	100,000
PBTAG	April 7, 2014	April 6, 2018	0.25	-	1,200,000
PBTAH	February 19, 2015	February 18, 2020	0.26	2,000,000	2,000,000
PBTAQ	December 12, 2012	December 13, 2017	0.33	-	8,500,000
PBTAR	May 27, 2015	May 25, 2020	0.27	1,400,000	1,400,000
PBTAY	August 5, 2013	August 4, 2018	0.66	306,490	306,490
PBTAZ	October 2, 2013	October 1, 2018	0.66	360,000	360,000
PBTAS	June 7, 2017	June 6, 2022	0.07	7,350,000	8,550,000
PBTAAA	18-Dec-17	December 14, 2022	0.11	12,100,000	-
			Total	25,216,490	26,826,063

Weighted average remaining contractual life of options outstanding at end of period	3.56 years	2.34 years

Schedule of valuations of options approved and issued
Series	Grant Date	Exercise Price per Share A$	Share Price at Grant Date A$	Expected Share Price Volatility	Years to Expiry	Dividend Yield	Risk-free Interest Rate
PBTAY	August 5, 2013	0.66	0.38	62.00%	5.00	0%	3.05%
PBTAZ	October 2, 2013	0.66	0.41	61.00%	5.00	0%	3.24%
PBTAA	October 25, 2013	0.61	0.38	63.60%	5.00	0%	3.31%
PBTAD	November 4, 2013	0.73	0.44	68.80%	5.00	0%	3.46%
PBTAE	December 13, 2013	1.04	0.69	70.70%	5.00	0%	3.45%
PBTAF	February 7, 2014	1.12	1.18	58.50%	5.00	0%	3.44%
PBTAG	April 7, 2014	0.25	0.23	289.40%	4.00	0%	3.02%
PBTAB	October 3, 2014	0.34	0.22	130.50%	4.00	0%	2.71%
PBTAH	February 19, 2015	0.26	0.16	74.80%	5.00	0%	2.00%
PBTAR	May 27, 2015	0.27	0.17	69.40%	5.00	0%	2.25%
PBTAS	June 7, 2017	0.07	0.05	100.00%	5.00	0%	1.97%
PBTAAA	December 18, 2017	0.11	0.07	100%	5.00	0%	2.38%
PBTAI	February 1, 2018	0.08	0.06	100%	5.00	0%	2.24%

Schedule of number of shares issued under the 2004 ASX Plan
	Years Ended June 30,
	2018	2017	2016
	Number of Shares	Number of Shares	Number of Shares
Beginning of the year	13,277,715	13,277,715	13,277,715
Issued during the year	-	-	-

End of the financial year	13,277,715	13,277,715	13,277,715